Cash and cash equivalents and short term investments - Cash and Cash Equivalents by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 1,563	€ 1,419	€ 1,387	€ 1,407
Euro
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	268	662
British pound
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	497	305
US dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	51	64
Norwegian krone
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	57	58
Swedish krona
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	13	26
Australian dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	358	118
Indonesian rupiah
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	123	48
Papua New Guinean kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	36	42
Philippine peso
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	25	0
Other
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 135	€ 96